November 24, 1995



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

	Re:  Rule 24f-2 Notice for Nicholas II, Inc.
	     File No. 2-85030

Gentlemen:

	Pursuant to Section 24 of the Investment Company Act of 1940, as amended, and Rule 24f-2 ("24f-2") promulgated thereunder, this letter constitutes the "Rule 24f-2 Notice" of Nicholas II, Inc. ("Fund"), relating to the sale of common stock of the Fund, $0.0001 par value per share ("Shares"), during the fiscal year ended September 30, 1995:

	Number of shares registered under the Securities
	Act of 1933, as amended, other than pursuant
	to Rule 24f-2, which remained unsold at the
	beginning of the fiscal year:                            -0-

	Number of Shares registered during the fiscal
	year other than pursuant to Rule 24f-2:                  -0-

	Number of Shares sold during the fiscal year
	other than pursuant to Rule 24f-2:                       -0-

	Number of Shares sold during the fiscal year
	in reliance upon Rule 24f-2:                        1,264,903

	Enclosed herewith is the opinion of counsel required under paragraph (b) of Rule 24f-2. A wire transfer in the amount of $1,880.71 has been made to Mellon Bank in Pittsburgh, Pennsylvania to cover fees required under paragraph (c) of Rule 24f-2; such fees have been determined as follows:

	Aggregate sales price of 1,264,903 Shares sold
	during fiscal year:                               $ 33,523,121

	Less:  Aggregate sales price of 3,835,468 Shares
	redeemed during fiscal year:                       (45,012,292)
							   ___________
							  $(11,489,171)

	Fee calculation:
	  No fee required

					Very truly yours,

					NICHOLAS II, INC.

					/s/ Thomas J. Saeger
					____________________________
					Thomas J. Saeger, Executive
					  Vice President & Secretary